Summary of Significant Accounting Policies (Details) - Schedule of Future Related to Performance Obligations - Forecast [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies (Details) - Schedule of Future Related to Performance Obligations [Line Items]
Software development service
Hardware product sales	$ 1,238		$ 5